Warrants (Details Textual) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
		Feb. 29, 2016	May. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Class of Warrant or Right [Line Items]
Interest Expense, Other				$ 4,678	$ 46,587	$ 463,827
Induced Conversion of Convertible Debt Expense				0	60,419	60,419	$ 0
Adjustments To Additional Paid In Capital Issuance Of Warrant For Placement Agent				$ 2,456		$ 175,694	(1,861)
Warrants Earned During the Period				19,650		215,806
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				107,100
Payments of Debt Issuance Costs			$ 309,344	$ 60,000	0	$ 309,345	0
Convertible Notes Payable [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right		18,000		18,000
Payments of Debt Issuance Costs		$ 945		$ 945
Unsecured Convertible Debentures [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				65,500
Convertible Promissory Note Payable To West Virginia Jobs Investment Trust Board, Series 1 [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right				23,600
Common Stock [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)				2,942,040		2,853,716
Adjustments To Additional Paid In Capital Issuance Of Warrant For Placement Agent				$ 0		$ 0	$ 0
Common Stock [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights						$ 6.25
Common Stock [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Class of Warrant or Right Term of Warrants or Rights						$ 56.25
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants Outstanding (in shares)				10,550		10,550
Cost of Services					$ 9,196	$ 100,603
Adjustments To Additional Paid In Capital Issuance Of Warrant For Placement Agent	[1]			$ 2,456

[1]	See Note 14 Debt for additional information regarding this warrant